Reserves - Summary of Exercisable Options Per Stock Option (Details)	12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options | shares	6,875,616	10,358,475	12,000,819
Weighted average outstanding maturity period (years), Outstanding options	4 years 29 days
Number of options, Exercisable options | shares	4,398,941
Exercise price, Exercisable options	$ 25.16
2.85 to 7.95
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options | shares	402,066
Number of options, Exercisable options | shares	402,066
2.85 to 7.95 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average outstanding maturity period (years), Outstanding options	0 years
Exercise price, Exercisable options	$ 2.85
Exercise price	$ 2.85
2.85 to 7.95 | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average outstanding maturity period (years), Outstanding options	3 years
Exercise price, Exercisable options	$ 7.95
Exercise price	$ 7.95
8.43 to 35.30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options | shares	6,245,050
Number of options, Exercisable options | shares	3,986,875
8.43 to 35.30 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average outstanding maturity period (years), Outstanding options	3 years
Exercise price, Exercisable options	$ 18.48
Exercise price	$ 8.43
8.43 to 35.30 | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average outstanding maturity period (years), Outstanding options	5 years
Exercise price, Exercisable options	$ 35.30
Exercise price	$ 35.30
16.00 to 18.30
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options | shares	228,500
Number of options, Exercisable options | shares	10,000
Exercise price, Exercisable options	$ 16
16.00 to 18.30 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average outstanding maturity period (years), Outstanding options	5 years
Exercise price	$ 16.00
16.00 to 18.30 | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average outstanding maturity period (years), Outstanding options	7 years
Exercise price	$ 18.30